UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-116




                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005




                                Vincent P. Corti
                     Capital Research and Management Company
                           333 South Hope Street Los
                            Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:

                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)




ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE INVESTMENT COMPANY OF AMERICA

Investment portfolio

March 31, 2005
                                                                     unaudited

                                                                                                                      Market value
Common stocks -- 83.53%                                                                             Shares                   (000)


ENERGY -- 10.46%
Baker Hughes Inc.                                                                               10,875,000             $   483,829
Burlington Resources Inc.                                                                       16,940,400                 848,206
ChevronTexaco Corp.                                                                             15,260,000                 889,811
ConocoPhillips                                                                                   1,200,000                 129,408
ENI SpA                                                                                         37,880,000                 983,965
Exxon Mobil Corp.                                                                                7,285,200                 434,198
Halliburton Co.                                                                                  5,500,000                 237,875
Marathon Oil Corp.                                                                              11,050,000                 518,466
Murphy Oil Corp.                                                                                 2,050,000                 202,396
Occidental Petroleum Corp.                                                                       1,000,000                  71,170
Royal Dutch Petroleum Co. (New York registered)                                                 17,470,000               1,048,899
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                               7,000,000                 380,520
"Shell" Transport and Trading Co., PLC                                                           2,900,000                  26,004
Schlumberger Ltd.                                                                                8,600,000                 606,128
TOTAL SA                                                                                         2,505,000                 586,080
Unocal Corp.                                                                                     6,617,000                 408,203
                                                                                                                         7,855,158

MATERIALS -- 6.75%
Air Products and Chemicals, Inc.                                                                   700,000                  44,303
Alcan Inc.                                                                                       2,500,000                  94,800
Alcoa Inc.                                                                                      15,826,400                 480,964
Alumina Ltd.                                                                                    10,000,000                  45,541
Barrick Gold Corp.                                                                              12,500,000                 299,500
BHP Billiton Ltd.                                                                                9,412,655                 130,055
Dow Chemical Co.                                                                                25,932,200               1,292,720
E.I. du Pont de Nemours and Co.                                                                  4,750,000                 243,390
Georgia-Pacific Corp., Georgia-Pacific Group                                                     8,599,298                 305,189
International Paper Co.                                                                          8,997,235                 331,008
MeadWestvaco Corp.                                                                               4,085,000                 129,985
Newmont Mining Corp.                                                                             9,500,000                 401,375
Placer Dome Inc.                                                                                12,500,000                 202,750
Placer Dome Inc. (Canada)                                                                        1,500,000                  24,266
Rio Tinto PLC                                                                                   10,235,500                 330,609
Rohm and Haas Co.                                                                                7,000,000                 336,000
Weyerhaeuser Co.                                                                                 5,475,000                 375,037
                                                                                                                         5,067,492

INDUSTRIALS -- 10.93%
3M Co.                                                                                           3,500,000             $   299,915
Boeing Co.                                                                                      13,000,000                 759,980
Burlington Northern Santa Fe Corp.                                                               7,200,000                 388,296
Caterpillar Inc.                                                                                11,300,000               1,033,272
Cooper Industries, Ltd., Class A                                                                 2,500,000                 178,800
Cummins Inc.                                                                                     1,700,000                 119,595
Deere & Co.                                                                                      8,200,000                 550,466
FedEx Corp.                                                                                      2,870,000                 269,636
General Dynamics Corp.                                                                           3,372,900                 361,069
General Electric Co.                                                                            31,250,000               1,126,875
Illinois Tool Works Inc.                                                                         2,500,000                 223,825
Lockheed Martin Corp.                                                                            3,060,000                 186,844
Northrop Grumman Corp.                                                                           2,680,000                 144,666
Parker Hannifin Corp.                                                                            2,500,000                 152,300
Raytheon Co.                                                                                    10,946,000                 423,610
Southwest Airlines Co.                                                                           9,000,000                 128,160
Tyco International Ltd.                                                                         34,166,900               1,154,841
United Parcel Service, Inc., Class B                                                             2,500,000                 181,850
United Technologies Corp.                                                                        4,875,000                 495,592
Waste Management, Inc.                                                                           1,100,000                  31,735
                                                                                                                         8,211,327

CONSUMER DISCRETIONARY -- 9.59%
Best Buy Co., Inc.                                                                               9,400,000                 507,694
Carnival Corp., units                                                                            7,600,000                 393,756
Comcast Corp., Class A(1)                                                                        9,357,900                 316,110
Delphi Corp.                                                                                    25,400,000                 113,792
Dow Jones & Co., Inc.                                                                            1,887,000                  70,517
Ford Motor Co.                                                                                  15,500,000                 175,615
Gap, Inc.                                                                                        3,100,000                  67,704
General Motors Corp.                                                                            12,950,000                 380,600
Honda Motor Co., Ltd.                                                                              912,500                  45,719
Interpublic Group of Companies, Inc.(1)                                                          8,100,000                  99,468
Knight-Ridder, Inc.                                                                                550,500                  37,021
Kohl's Corp.(1)                                                                                  1,600,000                  82,608
Koninklijke Philips Electronics NV(1)                                                            2,250,000                  61,975
Liberty Media Corp., Class A(1)                                                                 16,280,000                 168,824
Limited Brands, Inc.(2)                                                                         20,749,400                 504,210
Lowe's Companies, Inc.                                                                          20,368,300               1,162,826
May Department Stores Co.                                                                        7,000,000                 259,140
McDonald's Corp.                                                                                 1,600,000                  49,824
Newell Rubbermaid Inc.                                                                           2,000,000                  43,880
Target Corp.                                                                                    20,850,000               1,042,917
Time Warner Inc.(1)                                                                             47,954,400                 841,600
TJX Companies, Inc.                                                                              5,750,000                 141,622
Toyota Motor Corp.                                                                               6,750,000                 251,283
Viacom Inc., Class A                                                                               460,100                  16,122
Viacom Inc., Class B, nonvoting                                                                  6,500,000                 226,395
Walt Disney Co.                                                                                  5,000,000                 143,650
                                                                                                                         7,204,872

CONSUMER STAPLES -- 9.61%
Albertson's, Inc.                                                                                  976,500            $     20,165
Altria Group, Inc.                                                                              55,000,000               3,596,450
Anheuser-Busch Companies, Inc.                                                                   3,500,000                 165,865
Avon Products, Inc.                                                                              9,020,000                 387,319
Coca-Cola Co.                                                                                    5,320,000                 221,684
General Mills, Inc.                                                                              4,535,000                 222,895
H.J. Heinz Co.                                                                                   7,950,000                 292,878
Kimberly-Clark Corp.                                                                               500,000                  32,865
Kraft Foods Inc., Class A                                                                        2,100,000                  69,405
PepsiCo, Inc.                                                                                   11,200,000                 593,936
Procter & Gamble Co.                                                                             3,500,000                 185,500
Reynolds American Inc.                                                                           4,461,666                 359,566
Sara Lee Corp.                                                                                   8,816,100                 195,365
Unilever NV (New York registered)                                                                5,650,000                 386,573
UST Inc.                                                                                         2,000,000                 103,400
Walgreen Co.                                                                                     8,595,000                 381,790
                                                                                                                         7,215,656

HEALTH CARE -- 5.77%
Abbott Laboratories                                                                              4,600,000                 214,452
Aetna Inc.                                                                                       4,900,000                 367,255
Applera Corp. - Applied Biosystems Group                                                         5,170,500                 102,066
AstraZeneca PLC (ADR)                                                                            4,534,500                 179,249
AstraZeneca PLC (Sweden)                                                                         5,909,500                 233,741
AstraZeneca PLC (United Kingdom)                                                                 5,393,900                 212,409
Becton, Dickinson and Co.                                                                        1,500,000                  87,630
Bristol-Myers Squibb Co.                                                                        21,680,300                 551,980
Eli Lilly and Co.                                                                               11,510,000                 599,671
Glaxo Wellcome PLC (ADR)                                                                           924,000                  42,430
GlaxoSmithKline PLC                                                                              4,250,000                  97,321
Guidant Corp.                                                                                    1,500,000                 110,850
HCA Inc.                                                                                         4,000,000                 214,280
Johnson & Johnson                                                                                3,500,000                 235,060
Merck & Co., Inc.                                                                                8,000,000                 258,960
Novartis AG (ADR)                                                                                  256,556                  12,002
Pfizer Inc                                                                                       7,522,480                 197,616
Schering-Plough Corp.                                                                            9,361,300                 169,908
WellPoint, Inc.(1)                                                                               2,900,000                 363,515
Wyeth                                                                                            2,000,000                  84,360
                                                                                                                         4,334,755

FINANCIALS -- 11.26%
Allstate Corp.                                                                                   8,050,000                 435,183
American International Group, Inc.                                                               9,813,900                 543,788
Aon Corp.                                                                                        2,183,800                  49,878
Bank of America Corp.                                                                           12,105,200                 533,839
Capital One Financial Corp.                                                                      3,000,000                 224,310
Chubb Corp.                                                                                      5,100,000                 404,277
Citigroup Inc.                                                                                   8,975,000                 403,336
Fannie Mae                                                                                      22,360,000               1,217,502
Freddie Mac                                                                                      3,150,000                 199,080
Hartford Financial Services Group, Inc.                                                          2,700,000                 185,112
HSBC Holdings PLC (ADR)                                                                          1,079,588                  85,719
HSBC Holdings PLC (United Kingdom)                                                              30,697,111                 485,042
J.P. Morgan Chase & Co.                                                                         18,836,200                 651,733
Lincoln National Corp.                                                                             800,000                  36,112
Lloyds TSB Group PLC                                                                            76,500,000                 690,312
Marsh & McLennan Companies, Inc.                                                                 4,900,000                 149,058
MBNA Corp.                                                                                       4,800,000                 117,840
SAFECO Corp.                                                                                     2,450,000                 119,340
St. Paul Travelers Companies, Inc.                                                               3,300,000                 121,209
U.S. Bancorp                                                                                    11,250,000                 324,225
Washington Mutual, Inc.                                                                         20,505,600                 809,971
Wells Fargo & Co.                                                                                7,330,000                 438,334
XL Capital Ltd., Class A                                                                         3,250,000                 235,203
                                                                                                                         8,460,403

INFORMATION TECHNOLOGY -- 8.91%
Agilent Technologies, Inc.(1)                                                                    4,000,000                  88,800
Altera Corp.(1)                                                                                  3,500,000                  69,230
Analog Devices, Inc.                                                                             4,250,000                 153,595
Applied Materials, Inc.(1)                                                                      15,550,000                 252,688
Automatic Data Processing, Inc.                                                                  5,875,000                 264,081
Cisco Systems, Inc.(1)                                                                          25,728,800                 460,288
Electronic Data Systems Corp.                                                                    4,725,800                  97,682
EMC Corp.(1)                                                                                     3,500,000                  43,120
First Data Corp.                                                                                 2,100,000                  82,551
Hewlett-Packard Co.                                                                             33,700,000                 739,378
Hitachi, Ltd.                                                                                   17,000,000                 105,635
Intel Corp.                                                                                        640,000                  14,867
International Business Machines Corp.                                                            6,445,000                 588,944
KLA-Tencor Corp.(1)                                                                              2,275,000                 104,673
Linear Technology Corp.                                                                          5,560,000                 213,004
Maxim Integrated Products, Inc.                                                                  6,100,000                 249,307
Micron Technology, Inc.(1)                                                                      10,000,000                 103,400
Microsoft Corp.                                                                                 41,280,000                 997,738
Motorola, Inc.                                                                                  12,436,480                 186,174
Sabre Holdings Corp., Class A                                                                    6,009,680                 131,492
Samsung Electronics Co., Ltd.                                                                      200,000                  98,916
Sanmina-SCI Corp.(1)                                                                             7,000,000                  36,540
Solectron Corp.(1)                                                                              13,000,000                  45,110
Sun Microsystems, Inc.(1)                                                                       70,510,000                 284,860
Taiwan Semiconductor Manufacturing Co. Ltd.                                                    157,883,129                 258,430
Texas Instruments Inc.                                                                          32,320,200                 823,842
Xilinx, Inc.                                                                                     6,900,000                 201,687
                                                                                                                         6,696,032

TELECOMMUNICATION SERVICES -- 7.25%
ALLTEL Corp.                                                                                     3,998,900                 219,340
AT&T Corp.                                                                                      17,397,500                 326,203
BellSouth Corp.                                                                                 30,800,000                 809,732
Deutsche Telekom AG(1)                                                                          10,523,000                 210,055
SBC Communications Inc.                                                                         61,450,000               1,455,751
Sprint Corp. - FON Group                                                                        17,885,000                 406,884
Telefonica, SA                                                                                  25,609,261                 446,137
Verizon Communications Inc.                                                                     20,800,000                 738,400
Vodafone Group PLC                                                                              93,500,000                 247,996
Vodafone Group PLC (ADR)                                                                        22,000,000                 584,320
                                                                                                                         5,444,818

UTILITIES -- 2.34%
American Electric Power Co., Inc.                                                                5,250,000           $     178,815
Dominion Resources, Inc.                                                                         7,131,912                 530,828
Duke Energy Corp.                                                                                7,000,000                 196,070
Exelon Corp.                                                                                     5,275,500                 242,093
FirstEnergy Corp.                                                                                3,238,500                 135,855
FPL Group, Inc.                                                                                  4,000,000                 160,600
Public Service Enterprise Group Inc.                                                             5,000,000                 271,950
Southern Co.                                                                                     1,200,000                  38,196
                                                                                                                         1,754,407

MISCELLANEOUS -- 0.66%
Other common stocks in initial period of acquisition                                                                       499,339


Total common stocks (cost: $44,929,317,000)                                                                             62,744,259


                                                                                              Shares or principal
Convertible securities -- 0.21%                                                                            amount


CONSUMER DISCRETIONARY -- 0.01%
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred 2006                         115,300            5,243


FINANCIALS -- 0.15%
Capital One Financial Corp. 6.25% Upper DECS 2005                                                       1,450,000 units     73,312
Chubb Corp. 7.00% convertible preferred 2005                                                            1,400,000 units     41,510
                                                                                                                           114,822

INFORMATION TECHNOLOGY -- 0.02%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                        $6,655,000            6,572
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3,4)                                       4,445,000            4,389
                                                                                                                            10,961

TELECOMMUNICATION SERVICES -- 0.03%
ALLTEL Corp. 7.75% convertible preferred 2005                                                             500,000 units     25,245


Total convertible securities (cost: $148,191,000)                                                                          156,271


                                                                                                 Principal amount     Market value
Bonds & notes -- 1.55%                                                                                      (000)            (000)


CONSUMER DISCRETIONARY -- 0.09%
AOL Time Warner Inc. 5.625% 2005                                                                        $  21,045     $     21,077
General Motors Acceptance Corp. 6.875% 2011                                                                50,000           45,299
                                                                                                                            66,376

TELECOMMUNICATION SERVICES -- 0.80%
AT&T Corp. 9.05% 2011(3)                                                                                  247,575          282,545
AT&T Wireless Services, Inc. 7.50% 2007                                                                    50,000           53,191
AT&T Wireless Services, Inc. 8.125% 2012                                                                   30,000           35,095
SBC Communications Inc. 4.125% 2009                                                                       120,000          116,832
SBC Communications Inc. 5.10% 2014                                                                        120,000          117,178
                                                                                                                           604,841

MORTGAGE-BACKED OBLIGATIONS -- 0.66%
Fannie Mae 6.00% 2017(5)                                                                                  340,255          351,766
Fannie Mae 6.50% 2017(5)                                                                                  136,814          143,248
                                                                                                                           495,014

Total bonds & notes (cost: $1,095,091,000)                                                                               1,166,231



Short-term securities -- 14.44%


3M Co. 2.61%-2.73% due 4/20-5/19/2005                                                               55,000                  54,809
Abbott Laboratories Inc. 2.53%-2.62% due 4/5-4/19/2005(4)                                           54,000                  53,955
AIG Funding, Inc. 2.57% due 4/18/2005                                                                5,700                   5,693
American General Finance 2.66% due 4/25/2005                                                        75,000                  74,866
American Express Credit Corp. 2.52%-2.64% due 4/4-4/26/2005                                        100,000                  99,891
Anheuser-Busch Cos. Inc. 2.54%-2.85% due 4/18-6/9/2005(4)                                          123,040                 122,606
Bank of America Corp. 2.51%-2.88% due 4/6-5/27/2005                                                300,000                 299,332
Bank of New York Co., Inc. 2.65% due 4/27/2005                                                      25,000                  24,953
BellSouth Corp. 2.59%-2.84% due 4/1-5/24/2005(4)                                                   140,000                 139,888
CAFCO LLC 2.52%-2.87% due 4/8-5/25/2005(4)                                                         245,000                 244,499
Ciesco LLC 2.70% due 5/2/2005(4)                                                                    20,000                  19,952
Citicorp 2.74% due 5/4/2005                                                                         35,000                  34,909
Caterpillar Financial Services Corp. 2.62%-2.70% due 4/4-4/15/2005                                  70,000                  69,963
ChevronTexaco Funding Corp. 2.52%-2.74% due 4/6-5/4/2005                                           150,000                 149,824
Clipper Receivables Co. LLC 2.63%-2.89% due 4/11-6/10/2005(4)                                      296,657                 295,959
Coca-Cola Co. 2.52%-2.82% due 4/4-5/20/2005                                                        249,100                 248,554
DuPont (E.I.) de Nemours & Co. 2.60%-2.81% due 4/13-5/20/2005                                      139,500                 139,130
Edison Asset Securitization LLC 2.67%-2.88% due 4/22-5/23/2005(4)                                  100,000                  99,642
General Electric Capital Corp. 2.60% due 4/13/2005                                                 100,000                  99,916
Exxon Asset Management Co. 2.48%-2.75% due 4/4-5/24/2005(4)                                        200,000                 199,656
Fannie Mae 2.80%-2.83% due 5/25-5/27/2005                                                           72,890                  72,549
FCAR Owner Trust I 2.84% due 5/10-5/11/2005                                                        100,000                  99,680
Federal Farm Credit Banks 2.48%-2.91% due 4/1-6/23/2005                                            202,800                 201,804
Federal Home Loan Bank 2.46%-2.86% due 4/1-6/10/2005                                               686,189                 684,768
First Data Corp. 2.63%-2.73% due 4/6-5/3/2005                                                       50,584                  50,478
Freddie Mac 2.49%-2.87% due 4/5-6/7/2005                                                           651,531                 649,589
Gannett Co. 2.61%-2.79% due 4/26-5/23/2005(4)                                                      155,000                 154,515
Harley-Davidson Funding Corp. 2.83%-2.85% due 5/23-5/25/2005(4)                                     30,000                  29,873
Harvard University 2.77% due 5/23/2005                                                              40,000                  39,818
Hershey Foods Corp. 2.67%-2.70% due 4/25/2005(4)                                                    42,000                  41,922
Hewlett-Packard Co. 2.64%-2.77% due 4/25-4/27/2005(4)                                              100,300                 100,103
Household Finance Corp. 2.59%-2.86% due 4/5-5/20/2005                                              150,000                 149,727
IBM Capital Inc. 2.47%-2.75% due 4/6-4/22/2005(4)                                                   75,000                  74,940
International Business Machines Corp. 2.76% due 5/9/2005                                            50,000                  49,850
International Bank for Reconstruction and Development 2.39%-2.81% due 4/1-5/24/2005                325,000                 324,451
International Lease Finance Corp. 2.88% due 5/25/2005                                               20,000                  19,912
Kimberly-Clark Worldwide Inc. 2.68%-2.78% due 4/25-5/10/2005(4)                                     60,400                  60,257
NetJets Inc. 2.69%-2.73% due 4/27-5/9/2005(4)                                                       70,000                  69,840
New Center Asset Trust 2.61%-2.74% due 4/15-4/29/2005                                              100,000                  99,849
Park Avenue Receivables Co., LLC 2.59%-2.82% due 4/5-5/11/2005(4)                                  280,380                 279,856
Preferred Receivables Funding Corp. 2.83% due 5/18/2005(4)                                          20,000                  19,926
PepsiCo Inc. 2.59%-2.75% due 4/6-5/9/2005(4)                                                       175,300                 174,869
Pfizer Inc 2.56%-2.80% due 4/11-5/13/2005(4)                                                       126,600                 126,396
Private Export Funding Corp. 2.57%-2.68% due 4/14-5/13/2005(4)                                     118,000                 117,726
Procter & Gamble Co. 2.77%-2.90% due 5/10-6/13/2005(4)                                             200,000                 199,114
SBC Communications Inc. 2.65% due 4/4/2005(4)                                                       29,073                  29,064
Tenessee Valley Authority 2.505%-2.84% due 4/7-6/16/2005                                           250,000                 248,999
Three Pillars Funding, LLC 2.67%-2.80% due 4/1-4/29/2005(4)                                         97,000                  96,935
Triple-A One Funding Corp. 2.58%-2.79% due 4/8-5/2/2005(4)                                          97,677                  97,434
United Parcel Service Inc. 2.49% due 4/13/2005                                                      50,000                  49,958
U.S. Treasury Bills 2.235%-2.765% due 4/7-6/23/2005                                              3,163,300               3,154,441
USAA Capital Corp. 2.67%-2.75% due 4/5-5/16/2005                                                    50,000                  49,902
Variable Funding Capital Corp. 2.57%-2.71% due 4/4-4/26/2005(4)                                    300,000                 299,587
Wal-Mart Stores Inc. 2.60%-2.84% due 4/5-5/24/2005(4)                                              148,000                 147,606
Wells Fargo & Co. 2.57%-2.76% due 4/5-5/6/2005                                                     300,000                 299,997


Total short-term securities (cost: $10,843,289,000)                                                                     10,843,732

Total investment securities (cost: $57,015,888,000)                                                                     74,910,493
Other assets less liabilities                                                                                              202,958

Net assets                                                                                                             $75,113,451


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
(3) Coupon rate may change periodically.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,300,509,000, which represented 4.39% of the net assets of the fund.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts



INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2005 appear below.


                                                                                                Dividend/interest   Market value
Company                      Beginning shares      Purchases        Sales       Ending shares      income (000)            (000)


Limited Brands, Inc.               20,749,400             --           --          20,749,400            $3,112         $504,210




Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                        $19,127,184
Gross unrealized depreciation on investment securities                                                         (1,229,968)
Net unrealized appreciation on investment securities                                                           17,897,216
Cost of investment securities for federal income tax purposes                                                  57,013,277




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA


By /s/ R. Michael Shanahan
------------------------------------------
R. Michael Shanahan, Vice Chairman and CEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ R. Michael Shanahan
------------------------------------------
R. Michael Shanahan, Vice Chairman and CEO

Date: May 27, 2005



By /s/ Thomas M. Rowland
------------------------------------
Thomas M. Rowland, Treasurer and PFO

Date: May 27, 2005